Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member] [1]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 2	[1]	$ 293,130	$ 37	$ (280,090)	$ 13,079
Balance (in Shares) at Dec. 31, 2012	244,964
Net income					1,408	1,408
Stock-based compensation	$ 1	[1]	344			345
Stock-based compensation (in Shares)	2,000
Other comprehensive loss				$ (37)		(37)
Balance at Dec. 31, 2013	$ 3	[1]	293,474		(278,682)	14,795
Balance (in Shares) at Dec. 31, 2013	246,964
Net income					2,896	2,896
Stock-based compensation (in Shares)	714
Issuance of common stock, net (Note 13)	$ 16	[1]	53,068			53,084
Issuance of common stock, net (Note 13) (in Shares)	1,649,321
Excess of consideration over acquired assets (Note 1)			(28,246)			(28,246)
Cancellation of shares (in Shares)	(1)
Balance at Dec. 31, 2014	$ 19	[1]	318,296		(275,786)	42,529
Balance (in Shares) at Dec. 31, 2014	1,896,998
Net income					(8,507)	(8,507)
Stock-based compensation	$ 2	[1]	129			131
Stock-based compensation (in Shares)	183,000
Cancellation of shares (in Shares)	(2,103)
Balance at Dec. 31, 2015	$ 21	[1]	$ 318,425		$ (284,293)	$ 34,153
Balance (in Shares) at Dec. 31, 2015	2,077,895

[1]	Adjusted to reflect the effect of the reverse stock split effected on February 22, 2015, on the Company's common stock since the par value remained unchanged at $0.01 per share.